Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Leaders Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Sustainable Leaders Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$66	0.63%
[1]
Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.63%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Sustainable Leaders Fund returned 10.99%. The Fund compares its performance to the S&P 500 Index and the Putnam VT Sustainable Leaders Linked Benchmark†, which both returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Constellation Energy, a clean energy company
↑	Eli Lilly, a pharmaceutical company

Top detractors from performance:
↓	Underweight position in Tesla, an automotive and clean energy company
↓	Overweight position in Roper Technologies, a technology company
↓	Overweight position in Chipotle Mexican Grill, a restaurant chain
Use of derivatives and the impact on performance:
The Fund utilized forward foreign currency contracts to manage currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	10.99	10.62	14.98
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Putnam VT Sustainable Leaders Linked Benchmark†	17.88	14.42	15.75
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 942,737,637
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 4,860,677
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$942,737,637
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	58
Total Management Fee Paid	$4,860,677
Portfolio Turnover Rate	43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Leaders Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Sustainable Leaders Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$93	0.88%
[4]
Expenses Paid, Amount	$ 93	[4]
Expense Ratio, Percent	0.88%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Sustainable Leaders Fund returned 10.69%. The Fund compares its performance to the S&P 500 Index and the Putnam VT Sustainable Leaders Linked Benchmark†, which both returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Constellation Energy, a clean energy company
↑	Eli Lilly, a pharmaceutical company

Top detractors from performance:
↓	Underweight position in Tesla, an automotive and clean energy company
↓	Overweight position in Roper Technologies, a technology company
↓	Overweight position in Chipotle Mexican Grill, a restaurant chain
Use of derivatives and the impact on performance:
The Fund utilized forward foreign currency contracts to manage currency exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	10.69	10.34	14.69
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Putnam VT Sustainable Leaders Linked Benchmark†	17.88	14.42	15.75
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 942,737,637
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 4,860,677
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$942,737,637
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	58
Total Management Fee Paid	$4,860,677
Portfolio Turnover Rate	43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.